CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Series A Preferred Stocks	Series B Preferred Stock	Series AA Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Jun. 30, 2019		13,992,340	1,327,640	1	42,066,269
Balance, amount at Jun. 30, 2019	$ (3,244,617)	$ 13,992	$ 1,328	$ 0	$ 4,207	$ 43,184,984	$ (46,449,128)
Shares issued as compensation to directors and officers, shares					348,000,000
Shares issued as compensation to directors and officers, amount	148,000				$ 34,800	113,200
Shares issued for consulting services, shares					199,850,000
Shares issued for consulting services, amount	198,735				$ 19,985	178,750
Shares issued for conversion of notes payable, shares					954,210,518
Shares issued for conversion of notes payable, amount	1,059,572				$ 95,421	964,151
Net loss for the year ended June 30, 2021	(1,542,450)						(1,542,450)
Net loss for the six months ended December 31, 2020	(1,542,450)
Balance, shares at Jun. 30, 2020		13,992,340	1,327,670	1	1,544,126,787
Balance, amount at Jun. 30, 2020	(3,380,760)	$ 13,992	$ 1,328	$ 0	$ 154,413	44,441,085	(47,991,578)
Shares issued as compensation to directors and officers, shares					90,000,000
Shares issued as compensation to directors and officers, amount	45,000				$ 9,000	36,000
Shares issued for consulting services, shares					30,400,000
Shares issued for consulting services, amount	39,000				$ 3,040	35,960
Shares issued for conversion of notes payable, shares					463,144,160
Shares issued for conversion of notes payable, amount	294,336				$ 46,314	248,022
Commitment shares issued pursuant to financings, shares					225,000,000
Commitment shares issued pursuant to financings, amount	133,029				$ 22,500	110,529
Shares issued for exercise of warrants, shares					348,261,534
Shares issued for exercise of warrants, amount	211,411				$ 34,826	176,585
Net loss for the six months ended December 31, 2020	(1,513,474)						(1,513,474)
Amortization of deferred compensation	0
Balance, shares at Dec. 31, 2020		13,992,340	1,327,670	1	2,700,932,482
Balance, amount at Dec. 31, 2020	(4,171,461)	$ 13,992	$ 1,328	$ 0	$ 270,094	45,048,181	(49,505,056)
Balance, shares at Jun. 30, 2020		13,992,340	1,327,670	1	1,544,126,787
Balance, amount at Jun. 30, 2020	(3,380,760)	$ 13,992	$ 1,328	$ 0	$ 154,413	44,441,085	(47,991,578)
Shares issued as compensation to directors and officers, shares					220,000,000
Shares issued as compensation to directors and officers, amount	2,809,000				$ 22,000	2,787,000
Shares issued for consulting services, shares					56,666,669
Shares issued for consulting services, amount	354,000				$ 5,667	348,333
Shares issued for conversion of notes payable, shares					524,543,160
Shares issued for conversion of notes payable, amount	391,039				$ 52,454	338,585
Net loss for the year ended June 30, 2021	(3,373,459)						(3,373,459)
Commitment shares issued pursuant to financings, shares					225,000,000
Commitment shares issued pursuant to financings, amount	133,029				$ 22,500	110,529
Net loss for the six months ended December 31, 2020	(3,373,459)
Amortization of deferred compensation	18,553					18,553
Shares issued upon exercise of stock warrants, shares					375,934,483
Shares issued upon exercise of stock warrants, amount	211,411				$ 37,593	173,818
Balance, shares at Jun. 30, 2021		13,992,340	1,327,670	1	2,946,271,099
Balance, amount at Jun. 30, 2021	(2,837,187)	$ 13,992	$ 1,328	$ 0	$ 294,627	48,217,903	(51,365,037)
Balance, shares at Sep. 30, 2020		13,992,340	1,327,670	1	2,026,275,348
Balance, amount at Sep. 30, 2020	(3,420,814)	$ 13,992	$ 1,328	$ 0	$ 202,628	44,698,489	(48,337,251)
Shares issued for consulting services, shares					200,000
Shares issued for consulting services, amount	12,000				$ 20	11,980
Shares issued for conversion of notes payable, shares					101,195,600
Shares issued for conversion of notes payable, amount	60,718				$ 10,120	50,598
Commitment shares issued pursuant to financings, shares					225,000,000
Commitment shares issued pursuant to financings, amount	133,029				$ 22,500	110,529
Shares issued for exercise of warrants, shares					348,261,534
Shares issued for exercise of warrants, amount	211,411				$ 34,826	176,585
Net loss for the six months ended December 31, 2020	(1,167,801)						(1,167,805)
Balance, shares at Dec. 31, 2020		13,992,340	1,327,670	1	2,700,932,482
Balance, amount at Dec. 31, 2020	(4,171,461)	$ 13,992	$ 1,328	$ 0	$ 270,094	45,048,181	(49,505,056)
Balance, shares at Jun. 30, 2021		13,992,340	1,327,670	1	2,946,271,099
Balance, amount at Jun. 30, 2021	(2,837,187)	$ 13,992	$ 1,328	$ 0	$ 294,627	48,217,903	(51,365,037)
Shares issued as compensation to directors and officers, shares					88,000,000
Shares issued as compensation to directors and officers, amount	818,000				$ 8,800	809,200
Shares issued for consulting services, shares					81,166,666
Shares issued for consulting services, amount	729,331				$ 8,117	721,214
Shares issued for exercise of warrants, shares					6,587,229
Shares issued for exercise of warrants, amount	0				$ 659	(659)
Net loss for the six months ended December 31, 2020	(3,106,284)						(3,106,284)
Amortization of deferred compensation	81,048					81,048
Shares issued for conversion of notes payable and accrued interest, shares					198,046,241
Shares issued for conversion of notes payable and accrued interest, amount	831,047				$ 19,805	811,242
Shares issued pursuant to sale of common stock, shares					300,000,000
Shares issued pursuant to sale of common stock, amount	1,500,000				$ 30,000	1,470,000
Balance, shares at Dec. 31, 2021		13,992,340	1,327,670	1	3,620,071,235
Balance, amount at Dec. 31, 2021	(1,984,045)	$ 13,992	$ 1,328	$ 0	$ 362,008	52,109,948	(54,471,321)
Balance, shares at Sep. 30, 2021		13,992,340	1,327,670	1	3,512,404,569
Balance, amount at Sep. 30, 2021	(1,609,690)	$ 13,992	$ 1,328	$ 0	$ 351,241	51,204,608	(53,180,859)
Shares issued for consulting services, shares					49,666,666
Shares issued for consulting services, amount	402,583				$ 4,967	397,616
Net loss for the six months ended December 31, 2020	(1,290,462)						(1,290,462)
Amortization of deferred compensation	40,524					40,524
Shares issued as compensation, shares					58,000,000
Shares issued as compensation, amount	473,000				$ 5,800	467,200
Balance, shares at Dec. 31, 2021		13,992,340	1,327,670	1	3,620,071,235
Balance, amount at Dec. 31, 2021	$ (1,984,045)	$ 13,992	$ 1,328	$ 0	$ 362,008	$ 52,109,948	$ (54,471,321)